Note 33 - Dividend income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Dividens Revenue Line Items
Dividend income	€ 103	€ 83
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member]
Dividens Revenue Line Items
Dividend income	25	11
Financial Assets At Fair Value Through Other Comprehensive Income Member
Dividens Revenue Line Items
Dividend income	78	73
Total
Dividens Revenue Line Items
Dividend income	€ 103	€ 83